SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) year	Dec. 31, 2018 USD ($)	Jan. 01, 2019 USD ($)
Disclosure of initial application of standards or interpretations [line items]
Assets	$ 323,969	$ 256,281
Right-of-use assets	2,600
Interest expense on lease liabilities	206
Depreciation, right-of-use assets	459
Right of use assets, fair value changes	$ (63)
Renewable Power
Disclosure of initial application of standards or interpretations [line items]
Period In Which Cash Flow Are Discounted With A Residual Value Based On The Terminal Value Cash Flows	20 years
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of initial application of standards or interpretations [line items]
Assets			$ 4,366
Australian regulated terminal [Member] | Infrastructure
Disclosure of initial application of standards or interpretations [line items]
Remaining amortisation period of intangible assets material to entity | year	81
Chilean Toll Road [Member] | Infrastructure
Disclosure of initial application of standards or interpretations [line items]
Remaining amortisation period of intangible assets material to entity | year	14
Indian Toll Road [Member] | Infrastructure
Disclosure of initial application of standards or interpretations [line items]
Remaining amortisation period of intangible assets material to entity | year	17
Peruvian Toll Road [Member] | Infrastructure
Disclosure of initial application of standards or interpretations [line items]
Remaining amortisation period of intangible assets material to entity | year	23
Investment property [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets	$ 928	0
Property, plant and equipment [member]
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets	5,400
Property, plant and equipment [member] | Renewable Power
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets	1,100
Property, plant and equipment [member] | Infrastructure
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets	2,200
Property, plant and equipment [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets	88,500	3,416
Brazil
Disclosure of initial application of standards or interpretations [line items]
Assets	$ 24,354	$ 22,539
Brazil | Renewable Power
Disclosure of initial application of standards or interpretations [line items]
Weighted-average remaining duration, property, plant, and equipment	32 years	29 years
Top of range [member] | Infrastructure
Disclosure of initial application of standards or interpretations [line items]
Period In Which Cash Flow Are Discounted With A Residual Value Based On The Terminal Value Cash Flows	20 years
Top of range [member] | Sustainable Resources [Member] | Infrastructure
Disclosure of initial application of standards or interpretations [line items]
Useful lives or depreciation rates, property, plant and equipment	30
Bottom of range [member] | Infrastructure
Disclosure of initial application of standards or interpretations [line items]
Period In Which Cash Flow Are Discounted With A Residual Value Based On The Terminal Value Cash Flows	7 years
Bottom of range [member] | Sustainable Resources [Member] | Infrastructure
Disclosure of initial application of standards or interpretations [line items]
Useful lives or depreciation rates, property, plant and equipment	3